Commitment and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
Legal Contingencies
The Company is subject to litigation claims and assessments from time to time in the ordinary course of business. The Company’s management does not believe that any such matters, individually or in the aggregate, will have a material adverse effect on the Company’s business, financial condition, results of operations, or cash flows.
Indemnifications
In the normal course of business, the Company enters into contracts and agreements that contain a variety of representations and warranties and provide for general indemnification. The Company’s exposure under these agreements is unknown because it involves claims that may be made against the Company in the future, but that have not yet been made.	Commitments and Contingencies
Noncancelable Purchase Commitments
As of December 31, 2020, the Company had various noncancellable arrangements with vendors. As of December 31, 2020, the future minimum payments under these arrangements were as follows (in thousands):

Purchase Commitments(1)
2021	$7,416
2022	1,234
2023	1,200
Thereafter	—
Total future minimum payments	$9,850
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(1)Noncancellable purchase commitments primarily consists of $3.6 million for Amazon Web Services and $5.6 million related to the Company’s distribution centers.
The Company is subject to litigation claims and assessments from time to time in the ordinary course of business. The Company’s management does not believe that any such matters, individually or in the aggregate, will have a material adverse effect on the Company’s business, financial condition, results of operations, or cash flows.
Indemnifications
In the normal course of business, the Company enters into contracts and agreements that contain a variety of representations and warranties and provide for general indemnification. The Company’s exposure under these agreements is unknown because it involves claims that may be made against the Company in the future, but that have not yet been made. To date, the Company has not paid any claims or been required to defend any action related to its indemnification obligations. However, the Company may record charges in the future as a result of these indemnification obligations.
In accordance with its Amended and Restated Certificate of Incorporation and Bylaws, the Company has indemnification obligations to its officers and directors for certain events or occurrences, subject to certain limits, while they are serving at the Company’s request in such capacity. There have been no claims to date, and the Company has director and officer insurance that enables it to record a portion of any amounts paid for future potential claims.
In addition to the indemnification provided for in this Amended and Restated Certificate of Incorporation and Bylaws, the Company has also entered into separate indemnification agreements with each of its directors, which agreements provide such directors with broad indemnification rights under certain circumstances.